Cover	Aug. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2026
Entity Registrant Name	Virgin Galactic Holdings, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38202
Entity Tax Identification Number	85-3608069
Entity Address, Address Line One	1700 Flight Way
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	949
Local Phone Number	774-7640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SPCE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001706946